Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)
Investment Objective
The Fund seeks to provide long-term growth and capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 14 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)	Class A		Class C		Class I	Class R	R6 [2]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	[1]	none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none		1.00%	[3]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 16 of the Fund's Prospectus.
[2]	Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.
[3]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)		Class A	Class C	Class I	Class R	R6 [1]
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses	[2]	0.90%	0.92%	0.87%	2.87%	1.11%
Total Annual Fund Operating Expenses		1.95%	2.72%	1.67%	4.17%	1.91%
Fee Waiver/Expense Reimbursement		(0.55%)	(0.57%)	(0.52%)	(2.50%)	(0.76%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.40%	2.15%	1.15%	1.67%	1.15%
[1]	Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.
[2]	Restated to reflect current contractual fees.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R shares do not exceed 1.40%, 2.15%, 1.15% and 1.67%, until at least February 28, 2020, February 28, 2020, February 28, 2020 and February 28, 2018, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	993	1,297	2,480
Class C	318	673	1,154	2,811
Class I	117	365	633	1,729
Class R	170	526	1,454	3,842
R6	117	526	961	2,171

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class C | USD ($)	218	673	1,154	2,811

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in U.S. and foreign equity securities of companies of any size, located in any country, including countries with developing or emerging markets. The equity securities in which the Fund invests may include preferred stock and securities with equity-like characteristics, such as convertible securities. The Fund's equity investments may take the form of depositary receipts and exchange-traded funds (ETFs).

The Fund invests in companies the Adviser believes have superior growth prospects supported by strong financial foundations, market leadership, and highly capable management. Ideas are generated by screening the investable universe of growth, quality, value, and momentum factors. Fundamental research follows, with rigor increasing as the list narrows to those names with the most compelling investment theses. Finally, the Adviser seeks to diversify the Fund's portfolio across growth company life cycles and component risk factors in an effort to minimize unintended factor risks and maximize returns. The Adviser may sell a security if it believes there has been a negative change in the outlook for a company, a better investment opportunity has been identified, or the price objective has been reached.

Under normal circumstances, the Fund:

  Will invest at least 80% of its net assets in equity securities (the Fund will not change this policy unless it notifies shareholders at least 60 days in advance);
  Will invest a significant amount of its assets in equity securities of companies domiciled outside the U.S. or with significant business and/or assets outside the U.S.;
  Will invest at least 20% of its net assets in U.S. dollar-denominated securities; and
  May invest up to 20% of its net assets in cash or cash equivalents.

For the purpose of this investment strategy, "net assets" include any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
  Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  The risks related to investing in foreign securities are generally greater with respect to securities of companies associated with emerging markets. Emerging market companies may experience more volatility than those in developed countries due to greater risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
  A company's earnings may not increase as expected.
  The portfolio manager may not execute the Fund's principal investment strategies effectively.
  Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.
  An investment company in which the Fund invests (including ETFs) may not achieve its investment objective.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

YTD through 9/30/15: 5.59% Highest/lowest quarterly results during this time period were:
Highest	14.15% (quarter ended March 31, 2012)
Lowest	-19.00% (quarter ended September 30, 2011)

Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns - Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class A	0.04%	10.10%	Mar. 18, 2010
Class C	4.41%	10.64%	Mar. 18, 2010
Class I	6.38%	11.75%	Mar. 18, 2010
Class R	5.86%	15.36%	Mar. 01, 2013
After Taxes on Distributions | Class A	(2.66%)	8.66%
After Taxes on Distributions and Sale of Fund Shares | Class A	1.47%	7.80%
MSCI AC World Index	5.50%	10.54%	Mar. 18, 2010
[1]	Inception dates of Class A, Class C , Class I and Class R shares are March 18, 2010, March 18, 2010, March 18, 2010 and March 1, 2013, respectively. The index returns correspond to an inception date of March 18, 2010.